FINANCIAL INSTRUMENTS - Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 28	$ 10
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	20	(1)
Fair value of derivative financial instruments net	28	10
Level 3 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	$ 8	$ 11